Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Changes to Asset Retirement Obligation Liabilities	The following table describes changes to Venator’s asset retirement obligation liabilities:

	December 31,
	2021	2020
Asset retirement obligations at beginning of year	$32	$32
Accretion expense	2	2
Change in estimate	—	(2)
Liabilities settled	(6)	—
Foreign currency effect on reserve balance	(1)	—
Asset retirement obligations at end of year	$27	$32